6. RISKS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	$ 37	$ 42
Shares
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	2	1
Government securities
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	11	30
Investment funds
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	$ 24	$ 11